As filed with the Securities and Exchange Commission on April 22, 2010

Securities Act Registration No. 333-22467

Investment Company Act File No. 811-08073

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 24

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25

State Farm Variable Product Trust

(Exact name of Registrant as Specified in Charter)

Three State Farm Plaza, Bloomington, Illinois	61791-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (888) 702-2307

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602
(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to rule 485(b)

☒ on May 1, 2010 pursuant to rule 485(b)

☐ 60 days after filing pursuant to rule 485(a)(1)

☐ on May 1, 2006 pursuant to rule 485(a)(1)

☐ 75 days after filing pursuant to rule 485(a)(2)

☐ on                      pursuant to rule 485(a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 24 under the Securities Act of 1933 (the “1933 Act”) to the Registration Statement of State Farm Variable Product Trust hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 23 under the 1933 Act which was filed on February 24, 2010. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 23 until May 1, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Variable Product Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 22nd day of April 2010.

STATE FARM VARIABLE PRODUCT TRUST

BY:	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Pursuant to the Securities Act of 1933, this post-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

EDWARD B. RUST, JR.	Trustee and President	April 22, 2010

*MICHAEL L. TIPSORD	Trustee, Senior Vice President and Treasurer	April 22, 2010

*THOMAS M. MENGLER	Trustee	April 22, 2010

*JAMES A. SHIRK	Trustee	April 22, 2010

*DONALD A. ALTORFER	Trustee	April 22, 2010

*VICTOR J. BOSCHINI	Trustee	April 22, 2010

*DAVID L. VANCE	Trustee	April 22, 2010

**ALAN R. LATSHAW	Trustee	April 22, 2010

*** ANITA M NAGLER	Trustee	April 22, 2010

BY:	/S/ DAVID MOORE	April 22, 2010
David Moore
Attorney-In-Fact

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment number six on Form N-1A, No. 333-22467 filed April 30, 2003.

**	Original power of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, has been executed and is incorporated by reference from post-effective amendment number 12 on Form N-1A, No. 333-22467 filed July 22, 2005.

***	Original power of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, has been executed and is incorporated by reference from post-effective amendment number 19 on Form N-1A, No. 333-22467 filed April 29, 2008.